Related parties - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Related parties
Trade receivables		R$ 22,791	R$ 17,062
Suppliers		20,985	1,219
Bonds		792,343	1,640,947
Acel Administracao de Cursos Educacionais Ltda
Related parties
Trade receivables		2,899	1,415
Suppliers		36
Bonds
Colegio JAO Ltda.
Related parties
Trade receivables		772	415
Suppliers
Bonds
Colegio Motivo Ltda.
Related parties
Trade receivables		1,250	1,442
Suppliers		249
Bonds
ECSA Escola A Chave do Saber Ltda
Related parties
Trade receivables		435	212
Suppliers
Bonds
Escola Mater Christi Ltda.
Related parties
Trade receivables		216	204
Suppliers		104
Bonds
Sistema P H De Ensino Ltda.
Related parties
Trade receivables		2,348	2,027
Suppliers		163
Bonds
Sociedade Educacional Doze De Outubro Ltda.
Related parties
Trade receivables		231	232
Suppliers		36
Bonds
Somos Educacao S.A.
Related parties
Trade receivables
Suppliers
Bonds
Somos Operacoes Escolares S.A.
Related parties
Trade receivables		980
Suppliers
Bonds
Somos - Anglo (Predecessor)
Related parties
Trade receivables	[1]			R$ 2,468	R$ 4,628
Suppliers	[2]			3,354	800
Bonds	[3]			822,919
Somos - Anglo (Predecessor) | Acel Administracao de Cursos Educacionais Ltda
Related parties
Trade receivables	[1]			582	2,162
Suppliers	[2]			657	27
Bonds	[3]
Somos - Anglo (Predecessor) | Colegio JAO Ltda.
Related parties
Trade receivables	[1]			234
Suppliers	[2]			169
Bonds	[3]
Somos - Anglo (Predecessor) | Colegio Motivo Ltda.
Related parties
Trade receivables	[1]			705	1,533
Suppliers	[2]			1,195	11
Bonds	[3]
Somos - Anglo (Predecessor) | Colegio Sao Jose De Petropolis Ltda
Related parties
Trade receivables	[1]			18
Suppliers	[2]			18
Bonds	[3]
Somos - Anglo (Predecessor) | Complexo Educacional Agora Eu Passo S/S Plenarium Agora
Related parties
Trade receivables	[1]			1
Suppliers	[2]			13
Bonds	[3]
Somos - Anglo (Predecessor) | Curso P H Ltda.
Related parties
Trade receivables	[1]			117	47
Suppliers	[2]
Bonds	[3]
Somos - Anglo (Predecessor) | ECSA Escola A Chave do Saber Ltda
Related parties
Trade receivables	[1]			40	108
Suppliers	[2]			95
Bonds	[3]
Somos - Anglo (Predecessor) | Edumobi Tecnologia de Ensino Movel Ltda.
Related parties
Trade receivables	[1]			67
Suppliers	[2]			122	754
Bonds	[3]
Somos - Anglo (Predecessor) | Escola Mater Christi Ltda.
Related parties
Trade receivables	[1]			50	176
Suppliers	[2]			48
Bonds	[3]
Somos - Anglo (Predecessor) | Etb Editora Tecnica Do Brasil Ltda.
Related parties
Trade receivables	[1]
Suppliers	[2]			2	2
Bonds	[3]
Somos - Anglo (Predecessor) | Jafar Sistema De Ensino e Cursos Livres S.A.
Related parties
Trade receivables	[1]
Suppliers	[2]			10
Bonds	[3]
Somos - Anglo (Predecessor) | Sistema P H De Ensino Ltda.
Related parties
Trade receivables	[1]			391	390
Suppliers	[2]			638	6
Bonds	[3]
Somos - Anglo (Predecessor) | Sociedade Educacional Doze De Outubro Ltda.
Related parties
Trade receivables	[1]			43	49
Suppliers	[2]			91
Bonds	[3]
Somos - Anglo (Predecessor) | Sociedade Educacional Parana Ltda.
Related parties
Trade receivables	[1]			97	163
Suppliers	[2]			169
Bonds	[3]
Somos - Anglo (Predecessor) | Somos Educacao S.A.
Related parties
Trade receivables	[1],[3]			106
Suppliers	[2],[3]			90
Bonds	[3]			822,919
Somos - Anglo (Predecessor) | Somos Operacoes Escolares S.A.
Related parties
Trade receivables	[1]			17
Suppliers	[2]			37
Bonds	[3]

[1]	Substantially refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Somos’ Group for resale to its own clients.
[2]	Refer to outstanding reimbursements to other related parties or with operations with the Parent Entities that are not part of the business. For shared expenses incurred, that were allocated to the Business according to the assumptions presented in note 2.
[3]	As described in note 14, this bonds liability and the finance cost refers to related party bonds subscribed by Somos.